5. EQUITY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2017
Equity [Abstract]
Assumptions used for warrants granted

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to warrants utilizing the Binomial Lattice option pricing models, issued during the fiscal year ended March 31, 2018:

Risk free interest rate	1.38% - 1.92%
Average expected life	5 years
Expected volatility	100.2% - 111.1%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

Year Ended March 31,
	2018	2017
Risk free interest rate	1.38% - 1.92%	0.7% - 1.93%
Average expected life	5 years	3.42 – 5.5 years
Expected volatility	100.2% - 111.1%	88.2% - 96.0%
Expected dividends	None	None

Summary of warrant activity
	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2018	5,922,571	$1.10 - $12.05	$1.83
Exercised	–	n/a	n/a
Issued	–	n/a	n/a
Cancelled/Expired	(463,146)	$2.10 – $6.25	$2.61
Warrants outstanding at September 30, 2018	5,459,425	$1.10 – $12.05	$1.77
Warrants exercisable at September 30, 2018	5,459,425	$1.10 – $12.05	$1.77

A summary of the aggregate warrant activity for the years ended March 31, 2018 and 2017 is presented below:

	Fiscal Year Ended March 31,
	2018		2017
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	2,604,096	$3.64	2,164,094	$6.68
Granted	5,618,182	$1.10	749,825	$4.10
Exercised	(2,160,350)	$1.10	(2,660)	$6.25
Cancelled/Forfeited	(139,357)	$6.52	(307,163)	$5.18
Outstanding, end of year	5,922,571	$1.80	2,604,096	$3.64
Exercisable, end of year	5,922,571	$1.80	2,604,096	$3.64
Weighted average estimated fair value of warrants granted		$0.71		$2.65

Summary of warrant activity exercisable and outstanding

The detail of the warrants outstanding and exercisable as of March 31, 2018 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$2.10 or Below	3,863,722	4.13	$1.21	3,863,722	$1.21
3.95 - $4.94	1,377,087	3.59	$4.06	1,377,087	$4.06
$5.20 - $12.05	681,762	2.07	$6.57	681,762	$6.57
	5,922,571			5,922,571

RSU's expected to vest	RSUs outstanding that have vested and are expected to vest as of March 31, 2018 are as follows:
Number of RSUs
Vested	46,125
Expected to vest	322,875
Total	369,000

Summary of stock options outstanding
	Amount	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2018	409,047	$1.68-$20.50	$9.51
Exercised	–	–	$–
Granted	–	–	$–
Cancelled/Expired	35,000	$20.50	$20.50
Stock options outstanding at September 30, 2018	374,047	$1.68 – $12.50	$8.48
Stock options exercisable at September 30, 2018	356,047	$1.68 – $12.50	$8.83

The following is a summary of the stock options outstanding at March 31, 2018 and 2017 and the changes during the years then ended:

	Fiscal Year Ended March 31,
	2018		2017
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	432,047	$10.98	438,547		$10.94
Granted	34,500	$1.68	–	$	N/A
Exercised	–	N/A	–	$	N/A
Cancelled/Forfeited	(57,500)	$15.87	(6,500)		$7.96
Outstanding, end of year	409,047	$9.51	432,047		$10.98
Exercisable, end of year	382,047	$10.07	414,547		$11.24
Weighted average estimated fair value of options granted		$1.46		$	N/A

Detail of options outstanding and exercisable by exercise price
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	356,047	$8.83	3.84
Expected to vest	18,000	$1.68	8.71
Total	374,047

The detail of the options outstanding and exercisable as of March 31, 2018 is as follows:

	Options Outstanding			Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$1.68 - $9.50	211,047	6.26 years	$5.42	184,047	$5.96
$12.50	163,000	2.39 years	$12.50	163,000	$12.50
$20.50	35,000	0.42 years	$19.03	35,000	$19.03
	409,047			382,047

Schedule of other than options
Number of RSUs
Vested	46,125
Expected to vest	342,926
Total	389,051

Schedule of stock-based compensation
	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Six Months Ended September 30, 2018	Six Months Ended September 30, 2017
Vesting of stock options and restricted stock units	$336,496	$283,534	$599,658	$564,445
Total stock-based compensation expense	$336,496	$283,534	$599,658	$564,445

Weighted average number of common shares outstanding – basic and diluted	17,789,236	9,032,157	17,771,918	8,939,624

Basic and diluted loss per common share attributable to stock-based compensation expense	$(0.02)	$(0.03)	$(0.03)	$(0.06)

Our total stock-based compensation for fiscal years ended March 31, 2018 and 2017 included the following:

	Fiscal Year Ended
	March 31, 2018	March 31, 2017
Vesting of restricted stock units	$1,212,794	$2,076,535
Vesting of stock options	47,975	109,774
Total Stock-Based Compensation	$1,260,769	$2,186,309

Schedule of stock options valuation assumptions
Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility	92.14%
Expected dividends	None